UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                                 WASHINGTON D.C. 20549
                                              FORM 13F

                                 FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):
 [   ]  is a restatement.
 [   ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:                    McClain Value Management LLC
Address:               175 Elm Street
                               New Canaan, CT  06840
13F File Number:  28-12710

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of the submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:                    Phillip C. McClain
Title:                      President
Phone:                  203-966-3197

Signature,  Place, and Date of Signing:

Phillip C. McClain,   New Canaan, Connecticut,  August 8, 2012

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[   ] 13F NOTICE.
[   ] 13F COMBINATION REPORT.

                                                     FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:               0
Form 13F Information Table Entry Total:          38
Form 13F Information Table Value Total:          $333054
List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1 800 Flowers.Com Inc          COM              68243Q106     3717  1065083 SH       Sole                   936356            128727
Agilysys Inc.                  COM              00847j105      462    53343 SH       Sole                    53343
Alere Inc Com                  COM              01449J105    21378  1099684 SH       Sole                  1015031             84653
Alleghany Corp Del Com         COM              017175100    16072    47304 SH       Sole                    42102              5202
Builders Firstsource Inc       COM              12008R107     2727   575364 SH       Sole                   575364
CGI Group Inc                  COM              39945C109     4683   195212 SH       Sole                   122974             72238
Ciber Inc Com                  COM              17163B102    13897  3224465 SH       Sole                  2967852            256613
Devon Energy Corp              COM              25179M103     1033    17805 SH       Sole                     5333             12472
Encana Corporation             COM              292505104    12851   616970 SH       Sole                   549897             67073
Endeavour Intl Corp            COM              29259G200    20326  2419747 SH       Sole                  2263841            155906
Fidelity Natl Finl             COM              31620R105    15166   787420 SH       Sole                   714398             73022
Health Net, Inc.               COM              42222g108    11808   486534 SH       Sole                   449831             36703
Hewlett-Packard Company        COM              428236103    10193   506850 SH       Sole                   458291             48559
Howard Hughes Corp Com         COM              44267D107    16617   269582 SH       Sole                   242669             26913
ITT Corp New Com               COM              450911201     1023    58150 SH       Sole                    19157             38993
Interpublic Group Cos          COM              460690100     9368   863402 SH       Sole                   750886            112516
Kar Auction Services           COM              48238t109     1784   103805 SH       Sole                   103805
Kinder Morgan Mgt LLC          COM              49455U100     1448    19724 SH       Sole                     6337             13387
Leapfrog Enterprises Cl A      COM              52186N106     1527   148846 SH       Sole                   148846
Lifepoint Hosps Inc            COM              53219L109    12936   315660 SH       Sole                   288160             27500
Owens Illinois Inc Com New     COM              690768403    14233   742477 SH       Sole                   671079             71398
Packaging Corp Amer Com        COM              695156109    12299   435523 SH       Sole                   390832             44691
Pfizer Inc                     COM              717081103    17949   780404 SH       Sole                   714208             66196
Silgan Holdings Inc            COM              827048109    13914   325933 SH       Sole                   293783             32150
Stanley Black & Decker         COM              854502101    14446   224458 SH       Sole                   202543             21915
Staples Inc                    COM              855030102    13136  1006603 SH       Sole                   915424             91179
Stoneridge Inc.                COM              86183P102     1553   228089 SH       Sole                   228089
SunCoke Energy                 COM              86722A103    18062  1232873 SH       Sole                  1147414             85459
Talbots Inc                    COM              874161102       73    28917 SH       Sole                    28917
Terex Corp                     COM              880779103    11288   633070 SH       Sole                   576837             56233
Tupperware Brands Corp         COM              899896104    17640   322126 SH       Sole                   295257             26869
Unitedhealth Group Inc         COM              91324P102      642    10981 SH       Sole                     2957              8024
Universal Technical Institute  COM              913915104     2128   157507 SH       Sole                   157507
Unum Group                     COM              91529Y106     1382    72254 SH       Sole                    22961             49293
Western Union                  COM              959802109    12818   761193 SH       Sole                   675992             85201
XO Group, Inc.                 COM              983772104     1152   129843 SH       Sole                   129843
Xylem Inc                      COM              98419M100     1321    52464 SH       Sole                    16597             35867
AIG Fractional Warrants        WT                                0    33933 SH       Sole                    33933